SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		77 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Basic & Diluted net (loss) per share:
(Loss) from continuing operations	$ (758)	$ (2,185)	$ (1,197)	$ (2,526)	$ (9,319)
Less: accumulating dividend on preferred stock	0	(32)	0	(62)
Net Income (Loss) Available to Common Stockholders, Basic, Total	$ (758)	$ (2,217)	$ (1,197)	$ (2,588)
Number of shares used in per share computation:
Weighted Average Number of Shares Outstanding, Basic and Diluted	39,919,772	36,906,280	39,919,772	36,568,808
Basic & Diluted net (loss) per share (in dollars per share)	$ (0.02)	$ (0.06)	$ (0.03)	$ (0.07)
Common Stock [Member]
Number of shares used in per share computation:
Weighted Average Number of Shares Outstanding, Basic and Diluted	28,136,775	28,136,775	28,136,775	28,136,775
Series A Preferred Stock [Member]
Number of shares used in per share computation:
Weighted Average Number of Shares Outstanding, Basic and Diluted	11,782,997	8,767,170	11,782,997	8,429,699